Summary of Significant Accounting Policies (Details)						6 Months Ended		12 Months Ended
	Apr. 02, 2026 USD ($) shares	Jan. 01, 2026 shares	Dec. 22, 2025 USD ($)	Dec. 22, 2025 CNY (¥)	Nov. 01, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Funding support agreement			$ (3,511,729)	¥ 25,000,000
Aggregate amount
Impairment loss of goodwill
Carrying amount of goodwill
Warranty claim						0		0
Advance from customer						124,739		160,687
Advance from customers and recognized							145,562
Contract assets						0		$ 0
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares) | shares		20,000,000
Common Stock [Member] | At-The-Market Sales Agreement [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares) | shares	2,200,000
Net proceeds	$ 21,837,965
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses						787,837	30,926
Discontinued Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses							$ 1,590